Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Current
Total	$ 7,950,503
Series B Warrants - December 2024 Offering [Member]
Current
Total	$ 7,950,503